JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 83.5%
Bahrain — 1.1%
Batelco International Finance No. 1 Ltd. 4.25%, 5/1/2020(a)	1,510	1,513
BBK BSC 5.50%, 7/9/2024(a)	1,170	1,203

		2,716

Brazil — 7.7%
Banco do Brasil SA
5.88%, 1/26/2022(a)	1,070	1,127
4.63%, 1/15/2025(a)	921	954
Banco Votorantim SA 4.00%, 9/24/2022(b)	1,480	1,513
Braskem America Finance Co. 7.13%, 7/22/2041(a)	292	329
Braskem Netherlands Finance BV 4.50%, 1/31/2030(b)	1,326	1,278
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024(b)	1,420	1,645
Gerdau Trade, Inc. 4.88%, 10/24/2027(a)	1,130	1,196
GUSAP III LP 4.25%, 1/21/2030(b)	770	760
Hidrovias International Finance SARL 5.95%, 1/24/2025(b)(c)	530	539
Itau Unibanco Holding SA
6.20%, 12/21/2021(a)	430	456
5.13%, 5/13/2023(a)	200	210
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.82%), 4.50%, 11/21/2029(b)(d)	1,800	1,811
JSL Europe SA 7.75%, 7/26/2024(b)	1,090	1,167
Klabin Austria GmbH 7.00%, 4/3/2049(b)	280	298
MV24 Capital BV 6.75%, 6/1/2034(b)	1,160	1,195
Petrobras Global Finance BV
5.09%, 1/15/2030(b)	683	713
7.25%, 3/17/2044	520	622
6.85%, 6/5/2115	360	402
Prumo Participacoes e Investimentos S/A 7.50%, 12/31/2031(b)(c)	1,560	1,613
Votorantim Cimentos International SA 7.25%, 4/5/2041(a)	531	667

		18,495

Chile — 2.6%
Celulosa Arauco y Constitucion SA
4.20%, 1/29/2030(b)	1,200	1,177
5.50%, 4/30/2049(b)	450	463
Corp. Nacional del Cobre de Chile 3.63%, 8/1/2027(a)	430	448
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027(b)	700	712
Empresa Nacional de Telecomunicaciones SA 4.75%, 8/1/2026(a)	670	693
Empresa Nacional del Petroleo 5.25%, 11/6/2029(a)	380	420
Inversiones CMPC SA 4.38%, 4/4/2027(a)	810	844
Kenbourne Invest SA 6.88%, 11/26/2024(b)	1,310	1,326
SACI Falabella 4.38%, 1/27/2025(a)	219	227

		6,310

China — 13.6%
Agile Group Holdings Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 11.25%), 8.38%, 12/4/2023(a)(d)(e)(f)	1,130	1,173
Alibaba Group Holding Ltd.
3.60%, 11/28/2024	480	503
4.20%, 12/6/2047	520	582
Azure Orbit IV International Finance Ltd. 3.75%, 1/25/2023(a)	1,170	1,197
Bluestar Finance Holdings Ltd. 4.38%, 6/11/2020(a)	1,370	1,381

CCCI Treasure Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.19%), 3.50%, 4/21/2020(a)(d)(e)(f)	1,330	1,332
CDBL Funding 1 4.25%, 12/2/2024(a)	431	455
China Construction Bank Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 4.25%, 2/27/2029(a)(d)	570	600
China Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.29%), 4.00%, 7/3/2075(a)(d)	1,611	1,615
Chouzhou International Investment Ltd. 4.00%, 12/5/2020(a)	1,060	1,067
Country Garden Holdings Co. Ltd. 7.25%, 4/4/2021(a)	400	401
CRCC Yuxiang Ltd. 3.50%, 5/16/2023(a)	710	728
Easy Tactic Ltd.
8.13%, 2/27/2023(a)	414	412
8.13%, 7/11/2024(a)	840	818
ENN Clean Energy International Investment Ltd. 7.50%, 2/27/2021(a)	800	827
GCL New Energy Holdings Ltd. 7.10%, 1/30/2021(a)	1,510	1,057
Greenland Global Investment Ltd. 7.88%, 10/24/2020(a)	660	679
Haitian BVI International Investment Development Ltd. 3.88%, 12/12/2020(a)	1,040	1,045

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hong Kong Red Star Macalline Universal Home Furnishings Ltd. 3.38%, 9/21/2022(a)	1,186	1,044
Hongkong International Qingdao Co. Ltd. 4.25%, 12/4/2022(a)	1,720	1,727
Huarong Finance 2017 Co. Ltd. 4.25%, 11/7/2027(a)	460	480
Huarong Finance II Co. Ltd. 5.50%, 1/16/2025(a)	1,172	1,291
Hubei Science & Technology Investment Group Hong Kong Ltd. 4.38%, 3/5/2021(a)	1,040	1,048
New Metro Global Ltd. 6.50%, 4/23/2021(a)	1,250	1,233
RongXingDa Development BVI Ltd. 8.00%, 4/24/2022(a)	1,180	1,093
Sinopec Group Overseas Development Ltd. 2.00%, 9/29/2021(a)	430	426
Tencent Holdings Ltd.
3.60%, 1/19/2028(a)	570	594
3.98%, 4/11/2029(b)	690	741
Times China Holdings Ltd. 6.25%, 1/17/2021(a)	870	879
Vanke Real Estate Hong Kong Co. Ltd. 5.35%, 3/11/2024(a)	1,100	1,196
Wealth Driven Ltd. 5.50%, 8/17/2023(a)	1,090	1,093
Xingsheng BVI Co. Ltd. 4.50%, 9/20/2021(a)	1,490	1,526
Yango Justice International Ltd. 10.25%, 3/18/2022(a)	1,220	1,206
Yuzhou Properties Co. Ltd. 6.00%, 10/25/2023(a)	1,210	1,168

		32,617

Colombia — 4.7%
Banco GNB Sudameris SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.56%), 6.50%, 4/3/2027(b)(d)	114	120
Bancolombia SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 4.88%, 10/18/2027(d)	870	884
Ecopetrol SA
5.88%, 9/18/2023	100	110
4.13%, 1/16/2025	1,120	1,168
5.38%, 6/26/2026	2,740	3,026
7.38%, 9/18/2043	30	40
5.88%, 5/28/2045	1,816	2,068
Empresas Publicas de Medellin ESP 4.25%, 7/18/2029(b)	1,070	1,096
Geopark Ltd. 6.50%, 9/21/2024(b)	670	682
Millicom International Cellular SA 5.13%, 1/15/2028(a)	1,150	1,177
Transportadora de Gas Internacional SA ESP 5.55%, 11/1/2028(b)	720	822

		11,193

Congo, Democratic Republic of the — 0.6%
HTA Group Ltd. 9.13%, 3/8/2022(b)	1,352	1,398

El Salvador — 0.3%
AES El Salvador Trust II 6.75%, 3/28/2023(a)	801	799

		799

Georgia — 0.5%
TBC Bank JSC 5.75%, 6/19/2024(b)	1,250	1,279

Guatemala — 1.0%
Comunicaciones Celulares SA 6.88%, 2/6/2024(a)	700	717
Energuate Trust
5.88%, 5/3/2027(a)	1,270	1,285
5.88%, 5/3/2027(b)	470	476

		2,478

Hong Kong — 3.0%
Bank of East Asia Ltd. (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.70%), 4.00%, 11/3/2026(a)(d)	1,580	1,596
China CITIC Bank International Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 4.62%, 2/28/2029(a)(d)	1,230	1,280
CMB Wing Lung Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 3.75%, 11/22/2027(a)(d)	690	691
Metropolitan Light Co. Ltd. 5.50%, 11/21/2022(b)	1,028	1,055
NWD MTN Ltd. 4.13%, 7/18/2029(a)	840	834
Sun Hung Kai Properties Capital Market Ltd. 3.75%, 2/25/2029(a)	1,570	1,664

		7,120

India — 4.1%
Adani Ports & Special Economic Zone Ltd. 4.38%, 7/3/2029(b)	420	435
Azure Power Energy Ltd. 5.50%, 11/3/2022(b)	685	696
Azure Power Solar Energy Pvt Ltd. 5.65%, 12/24/2024(b)	602	609
Bharat Petroleum Corp. Ltd. 4.63%, 10/25/2022(a)	1,140	1,190
Canara Bank 3.88%, 3/28/2024(a)	1,150	1,184
Greenko Dutch BV 5.25%, 7/24/2024(b)	1,013	1,029
Greenko Mauritius Ltd. 6.25%, 2/21/2023(b)	1,047	1,072
Indian Oil Corp. Ltd. 5.75%, 8/1/2023(a)	620	678
NTPC Ltd. 3.75%, 4/3/2024(a)	570	584

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Oil India International Pte. Ltd. 4.00%, 4/21/2027(a)	1,180	1,221
Power Grid Corp. of India Ltd. 3.88%, 1/17/2023(a)	570	586
Vedanta Resources Ltd. 6.38%, 7/30/2022(a)	560	546

		9,830

Indonesia — 3.0%
Indonesia Asahan Aluminium Persero PT 5.71%, 11/15/2023(b)	1,180	1,298
Listrindo Capital BV 4.95%, 9/14/2026(a)	200	204
Medco Platinum Road Pte. Ltd. 6.75%, 1/30/2025(b)	590	593
Minejesa Capital BV 5.63%, 8/10/2037(b)	458	496
Pertamina Persero PT
4.30%, 5/20/2023(a)	1,110	1,172
6.45%, 5/30/2044(b)	1,140	1,453
Perusahaan Listrik Negara PT
3.88%, 7/17/2029(b)	590	612
4.88%, 7/17/2049(b)	458	487
SSMS Plantation Holdings Pte. Ltd. 7.75%, 1/23/2023(a)	910	747

		7,062

Israel — 1.8%
Israel Electric Corp. Ltd.
6.88%, 6/21/2023(a)	510	580
Series 6, 5.00%, 11/12/2024(a)	1,437	1,580
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/2026	1,286	1,041
4.10%, 10/1/2046	1,610	1,161

		4,362

Kuwait — 0.7%

Al Ahli Bank of Kuwait KSCP (USD Swap Semi 5 Year + 4.17%), 7.25%, 9/26/2023(a)(d)(e)(f)	910	968
Kuwait Projects Co. SPC Ltd. 4.50%, 2/23/2027(a)	702	720

		1,688

Macau — 1.7%
Sands China Ltd.
5.13%, 8/8/2025	1,080	1,188
5.40%, 8/8/2028	1,920	2,180
Studio City Co. Ltd. 7.25%, 11/30/2021(a)	720	736

		4,104

Malaysia — 0.7%
Gohl Capital Ltd. 4.25%, 1/24/2027(a)	920	958
RHB Bank Bhd. 3.77%, 2/19/2024(a)	680	714

		1,672

Mexico — 3.6%
Alfa SAB de CV 6.88%, 3/25/2044(a)	630	742
America Movil SAB de CV
6.13%, 3/30/2040	370	503
4.38%, 4/22/2049	800	920
Axtel SAB de CV 6.38%, 11/14/2024(a)	340	351
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029(b)(d)(e)(f)	1,130	1,191
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033(b)(d)	850	838
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	150	188
Controladora Mabe SA de CV 5.60%, 10/23/2028(b)	780	850
Elementia SAB de CV
5.50%, 1/15/2025(a)	1,490	1,477
5.50%, 1/15/2025(b)	200	198
Fresnillo plc 5.50%, 11/13/2023(a)	690	750
Orbia Advance Corp. SAB de CV 4.88%, 9/19/2022(a)	670	703

		8,711

Morocco — 0.6%
OCP SA 6.88%, 4/25/2044(a)	1,070	1,339

		1,339

Netherlands — 0.8%
VEON Holdings BV 4.00%, 4/9/2025(b)	1,800	1,859

Nigeria — 0.5%
IHS Netherlands Holdco BV 8.00%, 9/18/2027(b)	980	1,039
United Bank for Africa plc 7.75%, 6/8/2022(a)	242	256

		1,295

Norway — 0.3%
DNO ASA 8.75%, 5/31/2023(a)	800	820

Oman — 1.4%
Bank Muscat SAOG
3.75%, 5/3/2021(a)	520	520
4.88%, 3/14/2023(a)	440	448
National Bank of Oman SAOG 5.63%, 9/25/2023(a)	255	265
Oztel Holdings SPC Ltd. 6.63%, 4/24/2028(a)	1,950	2,037

		3,270

Panama — 0.9%
Banistmo SA 3.65%, 9/19/2022(b)	846	853
Cable Onda SA 4.50%, 1/30/2030(b)	1,180	1,206

		2,059

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Paraguay — 0.3%
Telefonica Celular del Paraguay SA 5.88%, 4/15/2027(b)	560	597

Peru — 2.8%
Banco de Credito del Peru (ICE LIBOR USD 3 Month + 7.04%), 6.13%, 4/24/2027(a)(d)	530	563
Banco Internacional del Peru SAA Interbank 3.25%, 10/4/2026(b)	920	914
Consorcio Transmantaro SA 4.70%, 4/16/2034(b)	874	956
Inkia Energy Ltd. 5.88%, 11/9/2027(b)	1,025	1,057
Lima Metro Line 2 Finance Ltd. 4.35%, 4/5/2036(b)	1,210	1,266
Southern Copper Corp.
3.88%, 4/23/2025	90	94
5.88%, 4/23/2045	370	450
Transportadora de Gas del Peru SA 4.25%, 4/30/2028(a)	1,300	1,379

		6,679

Philippines — 0.8%
Philippine National Bank 3.28%, 9/27/2024(a)	700	707
Rizal Commercial Banking Corp. 4.13%, 3/16/2023(a)	1,120	1,154

		1,861

Qatar — 3.7%
ABQ Finance Ltd.
3.63%, 4/13/2021(a)	1,160	1,174
3.50%, 2/22/2022(a)	1,700	1,720
AKCB Finance Ltd. 4.75%, 10/9/2023(a)	1,680	1,793
QNB Finance Ltd.
2.13%, 9/7/2021(a)	2,410	2,389
3.50%, 3/28/2024(a)	1,710	1,759

		8,835

Russia — 0.7%
Sovcombank (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.43%), 8.00%, 4/7/2030(b)(d)	1,330	1,383
VTB Bank OJSC Via VTB Capital SA 6.95%, 10/17/2022(a)	262	283

		1,666

Saudi Arabia — 0.9%
Dar Al-Arkan Sukuk Co. Ltd. 6.88%, 4/10/2022(a)	640	647
Samba Funding Ltd. 2.75%, 10/2/2024(a)	1,570	1,555

		2,202

Singapore — 1.2%
DBS Group Holdings Ltd. (USD ICE Swap Rate 5 Year + 1.59%), 4.52%, 12/11/2028(a)(d)	1,640	1,742
GLP Pte. Ltd. 3.88%, 6/4/2025(a)	388	394
Olam International Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.29%), 5.35%, 7/20/2021(a)(d)(e)(f)	761	763

		2,899

South Africa — 1.8%
FirstRand Bank Ltd. (USD Swap Semi 5 Year + 3.56%), 6.25%, 4/23/2028(a)(d)	550	584
Liquid Telecommunications Financing plc
8.50%, 7/13/2022(a)	670	674
8.50%, 7/13/2022(b)	448	451
Sasol Financing USA LLC 5.88%, 3/27/2024	1,320	1,419
Standard Bank Group Ltd. (USD ICE Swap Rate 5 Year + 3.75%), 5.95%, 5/31/2029(a)(d)	1,120	1,172

		4,300

South Korea — 2.7%
Heungkuk Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/9/2022(a)(d)(e)(f)	2,080	2,046
KEB Hana Bank 4.25%, 10/14/2024(a)	705	747
Shinhan Bank Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 3.88%, 12/7/2026(a)(d)	635	647
Shinhan Financial Group Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 3.34%, 2/5/2030(b)(d)	1,628	1,654
Woori Bank (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.25%, 10/4/2024(b)(d)(e)(f)	1,260	1,251

		6,345

Spain — 1.5%
AI Candelaria Spain SLU 7.50%, 12/15/2028(b)	1,410	1,549
Ajecorp BV 6.50%, 5/14/2022(a)	614	590
International Airport Finance SA
12.00%, 3/15/2033(b)	1,060	1,093
12.00%, 3/15/2033(a)	240	248

		3,480

Taiwan — 0.8%
Competition Team Technologies Ltd. 3.75%, 3/12/2024(a)	1,820	1,881

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Thailand — 1.3%
Siam Commercial Bank PCL
3.90%, 2/11/2024(a)	780	820
4.40%, 2/11/2029(a)	990	1,100
Thaioil Treasury Center Co. Ltd. 4.63%, 11/20/2028(a)	1,080	1,213

		3,133

Turkey — 3.4%
Akbank T.A.S. 5.13%, 3/31/2025(a)	811	779
KOC Holding A/S
5.25%, 3/15/2023(b)	880	895
5.25%, 3/15/2023(a)	600	611
Mersin Uluslararasi Liman Isletmeciligi A/S 5.38%, 11/15/2024(b)	791	810
Ronesans Gayrimenkul Yatirim A/S 7.25%, 4/26/2023(b)	827	743
Turkcell Iletisim Hizmetleri A/S 5.80%, 4/11/2028(a)	1,940	1,918
Turkiye Garanti Bankasi A/S 5.25%, 9/13/2022(a)	880	888
Turkiye Is Bankasi A/S 6.13%, 4/25/2024(a)	839	826
Turkiye Vakiflar Bankasi TAO
5.75%, 1/30/2023(a)	200	196
8.13%, 3/28/2024(a)	200	209
Yapi ve Kredi Bankasi A/S 5.50%, 12/6/2022(a)	200	196

		8,071

Ukraine — 0.9%
Metinvest BV 8.50%, 4/23/2026(b)	2,150	2,233

United Arab Emirates — 3.9%
Abu Dhabi Commercial Bank PJSC 4.00%, 3/13/2023(a)	1,140	1,187
Abu Dhabi National Energy Co. PJSC 3.63%, 1/12/2023(a)	440	452
ADCB Finance Cayman Ltd. 4.00%, 3/29/2023(b)	1,152	1,203
DP World plc 6.85%, 7/2/2037(a)	100	131
Emirates NBD Bank PJSC
3.25%, 11/14/2022(a)	580	591
(USD Swap Semi 6 Year + 3.66%), 6.13%, 3/20/2025(a)(d)(e)(f)	1,120	1,176
ICD Funding Ltd. 4.63%, 5/21/2024(a)	1,130	1,183
MAF Global Securities Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 6.37%, 3/20/2026(a)(d)(e)(f)	2,100	2,169
Mashreqbank PSC 4.25%, 2/26/2024(a)	1,140	1,193

		9,285

United Kingdom — 1.1%
CK Hutchison Capital Securities Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 4.00%, 5/12/2022(a)(d)(e)(f)	850	856
CK Hutchison International Ltd. 3.63%, 4/11/2029(b)	1,620	1,710

		2,566

United States — 0.5%
Rutas 2 and 7 Finance Ltd. 0.00%, 9/30/2036(b)	1,870	1,208

TOTAL CORPORATE BONDS (Cost $194,098)		199,717

SUPRANATIONAL — 2.4%
Supranational — 2.4%
Africa Finance Corp.
4.38%, 4/17/2026(b)	1,390	1,463
4.38%, 4/17/2026(a)	1,130	1,190
African Export-Import Bank (The)
5.25%, 10/11/2023(a)	650	702
4.13%, 6/20/2024(a)	690	717
Arab Petroleum Investments Corp. 4.13%, 9/18/2023(b)	1,020	1,082
Eastern & Southern African Trade & Development Bank 4.88%, 5/23/2024(a)	506	523

TOTAL SUPRANATIONAL (Cost $5,490)		5,677

FOREIGN GOVERNMENT SECURITIES — 0.6%
Turkey — 0.6%
Republic of Turkey 5.60%, 11/14/2024 (Cost $1,578)	1,570	1,578

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Notes 2.25%, 3/31/2020 (Cost $242)(g)	242	242

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 12.6%
INVESTMENT COMPANIES — 12.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(h)(i) (Cost $29,735)	29,727	29,736

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(h)(i) (Cost $375)	375	375

TOTAL SHORT-TERM INVESTMENTS (Cost $30,110)		30,111

Total Investments — 99.2% (Cost $231,518)		237,325
Other Assets Less Liabilities — 0.8%		1,963

Net Assets — 100.0%		239,288

Percentages indicated are based on net assets.

Abbreviations

ICE	Intercontinental Exchange
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PT	Limited liability company
SPC	Special purpose company
USD	United States Dollar
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 is approximately $366,000.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2019.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2019.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	107	03/2020	USD	23,069	(13)
U.S. Treasury 5 Year Note	129	03/2020	USD	15,348	(10)

					(23)

Short Contracts
U.S. Treasury 10 Year Note	(51)	03/2020	USD	(6,598)	15
U.S. Treasury Long Bond	(8)	03/2020	USD	(1,272)	3

					18

					(5)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$30,111	$207,214	$—	$237,325

Appreciation in Other Financial Instruments
Futures Contracts (a)	$18	$—	$—	$18

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(23)	$—	$—	$(23)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs.

There were no transfers into or out of level 3 during the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(a)(b)	$17,971	$117,432	$105,668	$2	$(1)	$29,736	29,727	$198	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(a)(b)	1,063	12,353	13,041	—	—	375	375	21	—

Total	$19,034	$129,785	$118,709	$2	$(1)	$30,111		$219	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.